Summary of Significant Accounting Policies (Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Line Items]
Marketable Securities, Realized Gain (Loss)	$ 224	$ 22	$ 114
Adjusted Cost	15,318	22,579
Gross Unrealized Gains	12,361	9,585
Gross Unrealized Losses	0	(1,551)
Fair Value	27,679	30,613
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted Cost	4,195	4,207
Gross Unrealized Gains	12,361	9,480
Gross Unrealized Losses	0	(5)
Fair Value	16,556	13,682
Mutual funds [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted Cost		928
Gross Unrealized Gains		23
Gross Unrealized Losses		0
Fair Value		951
Mortgage/asset-backed securities [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted Cost		1,717
Gross Unrealized Gains		10
Gross Unrealized Losses		(4)
Fair Value		1,723
Government and government sponsored entities [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted Cost	11,123	15,058
Gross Unrealized Gains	0	45
Gross Unrealized Losses	0	(1,542)
Fair Value	11,123	13,561
Corporate Bonds [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted Cost		636
Gross Unrealized Gains		26
Gross Unrealized Losses		0
Fair Value		662
International Bonds [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted Cost		33
Gross Unrealized Gains		1
Gross Unrealized Losses		0
Fair Value		$ 34